TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2018
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
5.	TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2018	2017

Accrued interest income	12,680	10,104
R&D tax incentive receivable	3,125,775	3,022,673
Goods and services tax receivable	13,955	2,796

Total Trade and Other Receivables	3,152,410	3,035,573

R&D tax incentive receivable represents the amount of the financial year 2018 R&D tax incentive the Company expects to recover. For further details, see note 2.